Borrowings (Tables)	12 Months Ended
Dec. 30, 2012
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
The components of long-term debt are as follows:

(Dollars in Millions)	2012		Effective Rate %		2011		Effective Rate %
5.15% Debentures due 2012	$—		—%		599		5.18
0.70% Notes due 2013	500		0.75		500		0.75
3.80% Debentures due 2013	500		3.82		500		3.82
3 month LIBOR+0% FRN due 2013	500		0.31		500		0.46
3 month LIBOR+0.09% FRN due 2014	750		0.40		750		0.55
1.20% Notes due 2014	999		1.24		999		1.24
2.15% Notes due 2016	898		2.22		898		2.22
5.55% Debentures due 2017	1,000		5.55		1,000		5.55
5.15% Debentures due 2018	898		5.15		898		5.15
4.75% Notes due 2019 (1B Euro 1.3275) (2)/ (1B Euro 1.2892) (3)	1,321	(2)	5.83		1,282	(3)	5.35
3% Zero Coupon Convertible Subordinated Debentures due 2020	205		3.00		199		3.00
2.95% Debentures due 2020	542		3.15		541		3.15
3.55% Notes due 2021	446		3.67		446		3.67
6.73% Debentures due 2023	250		6.73		250		6.73
5.50% Notes due 2024 (500MM GBP 1.6169)(2)/(500MM GBP 1.5421) (3)	803	(2)	6.75		765	(3)	5.71
6.95% Notes due 2029	296		7.14		294		7.14
4.95% Debentures due 2033	500		4.95		500		4.95
5.95% Notes due 2037	995		5.99		995		5.99
5.85% Debentures due 2038	700		5.86		700		5.86
4.50% Debentures due 2040	539		4.63		539		4.63
4.85% Notes due 2041	298		4.89		298		4.89
Other	61		—		132		—
	13,001	(4)	4.14	(1)	13,585	(4)	4.08	(1)
Less current portion	1,512				616
	$11,489				12,969

(1)	Weighted average effective rate.

(2)	Translation rate at December 30, 2012.

(3)	Translation rate at January 1, 2012.

(4)	The excess of the fair value over the carrying value of debt was $2.2 billion in 2012 and $2.0 billion in 2011.

Aggregate maturities of long term obligations	Aggregate maturities of long-term obligations commencing in 2012 are:

(Dollars in Millions)
2013	2014	2015	2016	2017	After 2017
$1,512	1,789	—	898	1,000	7,802